RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") - Additional Information (Detail) (USD $)	0 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Sep. 08, 2014 Person	Aug. 21, 2014 Person	Jul. 23, 2014	Mar. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Apr. 01, 2015	Feb. 10, 2015	Jan. 15, 2015
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Employment Agreement, Term			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.	Under the Equity Incentive Plan adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 711,500		$ 970,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period			1 year
Number of Board Members	2	2
Unrecognized stock based compensation				750,000
Average vesting period				6 months
Restricted Stock [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		3,607,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		346,875		0	346,875
Number of shares vested on grant date				168,750	178,125
Restricted Stock Units (RSUs) [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross		1,267,500
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)						50,000	70,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		121,875		177,633	422,980
Number of shares underlying restricted stock		121,875
Number of shares vested on grant date				135,135	223,396
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						19,452
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member] | Subsequent Event [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								100,000
Restricted Stock Units (RSUs) [Member] | Board Of Directors [Member] | Scenario Forecast [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								100,000
Restricted Stock Units (RSUs) [Member] | Officers and Employees [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross									114,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									100,174
Vesting period description				The RSU's vest every six months through December 31, 2016.
Restricted Stock Units (RSUs) [Member] | Consultant [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross										$ 450,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										75,000
Vesting period description				Vest in 25,000 installments quarterly through July 15, 2015, beginning with 25,000 which vested immediately on the grant date.
Number of shares vested on grant date										25,000
Restricted Stock Units (RSUs) [Member] | Additional Award [Member]
RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)							20,000